Development Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Development Expenses [Abstract]
Disclosure of detailed information about development Expenses
	For the year ended December 31
	2025	2024	2023
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	6,710	7,121	3,565
Other development expenses	5,480	4,480	2,782

Total	12,190	11,601	6,347